Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	107,745.6394	137,419.5284
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	7,011.0183	11,797.5645
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	2,751.2975	4,460.4110
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	19,091,112	52,439,595
Cash denominated in foreign currencies, cost	1,775,062	7,036,099
Investments in U.S Treasury notes, amortized cost	119,856,983	165,525,889
Cash denominated in foreign currencies, cost	81,699	0